United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount or Shares			Acquisition Date	Cost	Value
	[1]	ASSET-BACKED SECURITY—0.6%
		Services - Airlines—0.6%
$3,111,111	[2]	KAL ABS Cayman Ltd. 17, Class A, 4.3286%, (1-month USLIBOR +3.000%), 4/27/2019 (IDENTIFIED COST $3,068,103)	6/10/2016	$3,020,889	$3,078,445
		CORPORATE BONDS—1.3%
		Energy - Exploration & Production—0.3%
1,681,920		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019			1,729,720
		Supranational—1.0%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018			5,023,360
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,753,923)			6,753,080
	[1]	TRADE FINANCE AGREEMENTS—85.3%
		Basic Industry - Chemicals—2.2%
5,000,000	[2]	Industries Chimiques Du Senegal, 5.14139%, (3-month USLIBOR +3.750%), 11/6/2023	11/3/2017	5,000,000	5,000,000
6,478,246		OCP SA, 2.503%, 2/14/2019	11/15/2017 - 12/14/2017	6,478,246	6,478,246
		TOTAL			11,478,246
		Basic Industry - Forestry/Paper—1.1%
6,000,000	[2]	Bahia Cellulose, 4.49078%, (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	6,000,000	5,994,000
		Basic Industry - Metals/Mining Excluding Steel—5.9%
2,299,362	[3,4,5]	Discovery Copper, 5.2808%, 3/1/2015	9/29/2011 - 9/22/2015	2,294,479	689,809
6,434,382	[3,4,5]	Just Group LLC, 10.28%, 9/6/2014	1/6/2012 - 9/21/2017	6,430,658	2,435,414
1,771,359	[2]	Kazakhmys II, 4.569%, (1-month USLIBOR +3.000%), 12/31/2018	12/1/2014	1,762,502	1,751,874
5,346,936	[2]	Mechel Kuzbass III, 8.90688%, (3-month USLIBOR +7.500%), 1/31/2021	7/26/2012 - 12/8/2017	5,346,936	3,475,508
5,332,356	[2]	Mechel Yakutugol III, 8.90688%, (1-month USLIBOR +7.500%), 1/31/2021	7/26/2012 - 12/08/2017	5,332,356	3,466,031
6,954,037	[2]	Nexans SA, 2.586417%, (3-month USLIBOR +0.850%), 4/12/2018	12/12/2017	6,894,596	6,894,928
5,000,000	[2]	Suek Tranche B, 4.53488%, (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 - 11/24/2017	5,002,000	4,995,000
7,500,000	[2]	Trafigura, 2.686%, (1-month USLIBOR +1.200%), 3/31/2018	11/30/2015 - 12/1/2016	7,500,000	7,500,000
		TOTAL			31,208,564
		Capital Goods - Aerospace & Defense—2.2%
4,112,416	[2]	Alafco, 3.49463%, (3-month USLIBOR +2.000%), 2/14/2019	8/11/2016	4,096,378	4,093,910
2,000,000	[2]	Biman, 6.89139%, (3-month USLIBOR +5.500%), 2/6/2019	2/05/2014 - 11/5/2015	1,771,462	1,994,000
3,629,630	[2]	Gulf Air BSC, 4.74078%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	3,630,991	3,624,186
2,083,334	[2]	TAAG Angola Airlines, 6.55042%, (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	2,051,563	2,075,000
		TOTAL			11,787,096
		Consumer Cyclical - Apparel/Textiles—2.3%
2,124,000	[2]	Defacto, 5.37188%, (1-month USLIBOR +4.000%), 5/30/2019	3/30/2016	2,109,132	2,122,938
4,215,000	[2]	PT Delta Dunia Sandang Tekstil, 6.34861%, (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	4,177,065	4,200,248
3,107,138	[2]	PT Pan Brothers TBK, 3.18719%, (3-month USLIBOR +2.300%), 4/25/2019	12/27/2017	3,107,138	3,108,691
3,000,000	[2]	PTDELTA Merlin 2, 6.75577%, (3-month USLIBOR +5.070%), 6/30/2020	10/7/2015	2,925,038	2,985,000
		TOTAL			12,416,877

Principal Amount or Shares			Acquisition Date	Cost	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Non-Cyclical - Beverage—0.7%
$1,170,000	[2]	Khmer Brewery, Uninsured, 7.19339%, (3-month USLIBOR +5.500%), 9/30/2019	4/7/2016 - 8/14/2017	$1,170,000	$1,168,245
2,730,000	[2]	Khmer Brewery, Insured, 7.19339%, (3-month USLIBOR +5.500%), 9/30/2019	4/7/2016 - 8/14/2017	2,730,000	2,730,000
		TOTAL			3,898,245
		Consumer Non-Cyclical - Tobacco—0.5%
4,966,716	[3,4,5,6]	LTAM PM, 4.73983%, 3/1/2017	2/25/2016	4,744,008	0
4,988,493	[3,4,5,6]	LTAM RJ, 4.79344%, 4/3/2017	2/25/2016	4,744,008	0
2,622,950	[2]	Premium Tobacco Brazil Holdings Ltd., 5.61674%, (3-month USLIBOR +4.000%), 2/28/2018	5/19/2017 - 8/14/2017	2,688,950	2,612,458
		TOTAL			2,612,458
		Consumer Non-Cyclical/Food-Wholesale—9.2%
3,000,000	[2]	Agrofertil, 3.1383%, (12-month USLIBOR +1.500%), 7/16/2018	9/8/2017	2,925,038	2,985,000
640,004		Banacol, 1.75%, 6/28/2025	1/2/2013	2,688,950	603,204
6,000,000	[2]	Cocobod 2017, 2.219%, (1-month USLIBOR +0.650%), 8/31/2018	10/3/2017 - 12/11/2017	6,000,000	6,003,000
1,578,016	[2]	Export Trade FBN, 4.92889%, (6-month USLIBOR +4.000%), 7/17/2018	11/30/2015	1,578,016	1,578,016
1,100,864	[3]	GVO, 5.3341%, 11/2/2015	4/13/2011	1,105,045	1,100,864
3,142,857	[2]	Gambia, Government of, 5.04627%, (12-month USLIBOR +3.500%), 12/20/2019	12/21/2017 - 12/28/2017	3,142,857	3,149,143
4,500,000	[2]	Louis Dreyfus II, 4.693%, (3-month USLIBOR +2.850%), 6/28/2019	9/7/2016	4,477,500	4,493,250
4,151,032	[2]	Metl Group, 4.33781%, (3-month USLIBOR +2.900%), 2/16/2019	3/22/2017 - 12/29/2017	4,151,032	4,151,032
5,000,000	[2]	Molino Canuelas, 6.76769%, (6-month USLIBOR +5.000%), 12/16/2020	11/3/2017	5,000,000	5,000,000
7,000,000	[2]	Olam Nigeria, 2.63849%, (3-month USLIBOR +1.050%), 3/15/2018	12/14/2017	7,000,000	6,996,500
5,625,694		PT Angel, 3.825%, 2/22/2019	8/21/2017 - 11/27/2017	5,625,694	5,614,442
2,571,428	[3,4,5]	REI Agro Ltd., 6.2545%, 10/31/2014	10/31/2012 - 11/3/2014	2,571,429	771,429
1,667,000	[2,4,6]	Seara, 5.8444%, (3-month USLIBOR +4.850%), 6/15/2017	10/29/2014 - 12/8/2014	1,658,665	1,250,250
1,363,636	[2]	Tiryaki Agro, 5.53156%, (6-month USLIBOR +4.000%), 4/15/2019	3/24/2014	1,293,940	1,358,864
3,714,286	[2]	Vicentin SIAC, 7.3592%, (3-month USLIBOR +6.000%), 10/15/2018	11/5/2015	3,714,286	3,718,000
		TOTAL			48,772,994
		Energy - Exploration & Production—11.7%
109,159	[4,5]	Circle Petro, 6.775%, 6/11/2018	11/7/2014	106,248	49,231
4,000,000	[2]	EGPC African Export-Import Bank (Afreximbank), 7.10849%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	4,000,000	4,000,000
1,118,670	[2]	EGPC, 4.85042%, (3-month USLIBOR +3.250%), 6/14/2018	5/27/2015	1,120,694	1,117,551
3,435,032	[2]	EMP II, 11.569%, (1-month USLIBOR +10.000%), 12/10/2018	12/18/2013 - 12/29/2017	3,368,226	3,429,879
6,000,000	[2]	Golar Hilli Corp., 2.99219%, (6-month USLIBOR +1.600%), 1/29/2018	9/20/2017	6,000,000	6,000,000
6,375,000	[2]	KazMunaiGaz NV, 3.4189%, (1-month USLIBOR +1.850%), 3/31/2020	9/29/2016 - 12/27/2017	6,332,611	6,359,063
6,000,000	[2]	L1E, 4.069%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017	5,880,000	5,925,000
5,239,280	[2]	Nigerian Petro, 5.33849%, (3-month USLIBOR +3.750%), 6/17/2019	8/12/2013 - 10/27/2017	4,882,890	5,213,083
6,782,138	[2]	PT MaxPower, 7.19339%, (3-month USLIBOR +5.500%), 3/31/2020	6/10/2015 - 9/29/2017	6,716,941	4,747,497
5,145,833	[2]	Rosneft Oil Co., 3.569%, (1-month USLIBOR +2.000%), 6/27/2019	9/18/2017	5,147,692	5,150,979
3,963,136	[2]	SHT, 7.51243%, (1-month USLIBOR +6.000%), 9/30/2020	8/26/2014 - 11/30/2017	3,860,682	3,953,228
4,155,845	[2]	SNPC, 6.39078%, (1-month USLIBOR +4.900%), 3/4/2020	7/28/2015	4,155,845	4,160,001

Principal Amount or Shares			Acquisition Date	Cost	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$4,248,039	[2]	Sonangol, 5.09339%, (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 - 4/03/2017	$4,095,298	$4,248,039
357,711	[4,6]	SV Oil & Natural Gas Ltd., 7.21956%, 9/14/2013	9/10/2009 - 6/7/2017	357,712	321,940
7,500,000	[2]	Yibal Export Pdo, 3.28577%, (1-month USLIBOR +1.600%), 6/29/2021	7/27/2016	7,426,750	7,470,000
		TOTAL			62,145,491
		Energy - Integrated Energy—2.6%
4,000,000	[2]	INA Industrija Nafte DD, 2.95333%, (6-month USLIBOR +1.500%), 8/19/2019	12/27/2016	4,000,000	4,000,000
2,677,139	[2]	Oando Insured, 10.19339%, (3-month USLIBOR +8.500%), 6/30/2019	7/21/2014 – 12/31/2015	3,111,677	2,677,139
1,147,345	[2]	Oando Uninsured, 10.19339%, (5-month USLIBOR +8.500%), 6/30/2019	7/21/2014 - 12/31/2015	1,347,702	1,142,182
6,000,000	[2]	Puma International Financing SA, 3.95113%, (1-month USLIBOR +2.450%), 5/13/2019	5/18/2015 - 6/23/2017	5,954,750	5,976,000
		TOTAL			13,795,321
		Energy - Oil Field Equipment & Services—0.6%
3,200,000	[2]	ADES, 5.90981%, (3-month USLIBOR +4.500%), 11/12/2020	11/19/2015	3,168,000	3,188,800
		Energy - Oil Refining and Marketing—5.7%
2,888,889	[2]	BB Energy, 3.264%, (1-month USLIBOR +1.700%), 10/18/2018	10/17/2017 - 12/26/2017	2,888,889	2,891,778
6,750,000	[2]	Dangote, 7.36674%, (6-month USLIBOR +5.750%), 8/28/2020	6/20/2014	6,709,500	6,824,250
7,500,000		Egypt, Government of, 3.388%, 4/4/2018	1/30/2017 - 4/3/2017	7,500,000	7,526,250
2,451,881	[2]	Egypt, Government of, 4.18287%, (12-month USLIBOR +2.160%), 3/17/2020	7/17/2017 - 12/29/2017	2,451,880	2,455,558
1,931,693	[2]	Pakistan, Government of, 3.89757%, (12-month USLIBOR +2.220%), 12/8/2019	12/15/2017 - 12/28/2017	1,931,693	1,931,693
7,405,417	[2]	Pakistan, Government of, 3.922018%, (12-month USLIBOR +2.220%), 9/30/2021	8/3/2017 - 11/21/2017	7,405,417	7,423,931
2,065,252	[3,4,5]	Samir Energy II, 1.0385%/4.1885%, 12/31/2015	5/30/2014	2,057,288	1,032,626
		TOTAL			30,086,086
		Finance/Banks/Brokers—9.9%
5,000,000	[2]	Bahrain Is Bank, 3.37464%, (3-month USLIBOR +1.700%), 9/28/2018	9/27/2017	5,000,000	4,990,000
135,355	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.35%, (6-month USLIBOR +0.850%), 3/26/2018	10/31/2017	135,355	135,287
137,260	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.41%, (6-month USLIBOR +0.850%), 4/24/2018	10/31/2017	137,260	137,192
754,754	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.42%, (6-month USLIBOR +0.850%), 4/27/2018	10/31/2017	754,754	754,377
696,585	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.46%, (6-month USLIBOR +0.850%), 5/22/2018	10/31/2017	696,585	696,237
355,802	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.47%, (6-month USLIBOR +0.850%), 5/29/2018	10/31/2017	355,802	355,624
271,874	[2]	Banco de Galicia y Buenos Aires SA de CV, 2.55%, (6-month USLIBOR +0.850%), 7/20/2018	10/31/2017	271,874	271,738
5,500,000	[2]	Banco Do Brasil S.A., 2.81606%, (3-month USLIBOR +1.125%), 6/29/2018	8/11/2017	5,500,000	5,500,000
1,079,577	[2]	Banco Santander, S.A., 2.50%, (6-month USLIBOR +1.000%), 3/27/2018	10/31/2017	1,079,577	1,081,736
1,165,853	[2]	Banco Santander, S.A., 2.52%, (6-month USLIBOR +1.000%), 4/4/2018	10/31/2017	1,165,853	1,168,184
3,625,000	[2]	BPC Tranche B, 8.46869%, (6-month USLIBOR +5.000%), 1/15/2018	10/22/2014 - 3/31/2017	3,609,050	3,625,000
5,000,000	[2]	CFC Stanbic, 4.15868%, (6-month USLIBOR +2.650%), 3/31/2018	9/27/2017	5,000,000	4,990,000
5,000,000	[2]	Finansbank AS, 2.42108%, (6-month USLIBOR +1.000%), 1/4/2018	7/24/2017	5,000,000	5,007,500
5,000,000	[2]	Itau Unibanco Holding SA, 2.17446%, (3-month USLIBOR +0.800%), 4/19/2018	10/26/2017	5,000,000	5,002,500
5,000,000	[2]	State Bank of India, 1.75028%, (3-month USLIBOR +0.400%), 1/5/2018	11/3/2017	5,000,000	5,000,000
4,000,000	[2]	Turkiye Is HSBC AS, 2.95752%, 1/2/2018	6/20/2017	4,000,000	4,000,000
5,000,000	[2]	United Bank for Africa PLC, 4.61331%, (3-month USLIBOR +3.000%), 12/19/2018	10/26/2017	5,000,000	5,002,500
1,923,077	[2]	Veb, 4.705%, (6-month USLIBOR +3.250%), 1/31/2020	11/21/2013	1,923,077	1,921,154
1,800,000	[2]	Yapi Bank 2018, 2.9364%, 4/20/2018	9/28/2017	1,770,681	1,788,300

Principal Amount or Shares			Acquisition Date	Cost	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$1,140,000	[2]	Ziraat Bankasi, 2.99089%, (12-month USLIBOR +1.300%), 8/3/2018	9/27/2017	$1,111,467	$1,109,220
		TOTAL			52,536,549
		Foreign Sovereign—11.0%
4,000,000	[2]	Armenia International Airports CJSC, 7.32488%, (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	4,040,000	4,040,000
5,000,000	[2]	Bank of Kigali Ltd., 7.63122%, (3-month USLIBOR +6.250%), 10/19/2021	9/27/2017	5,000,000	4,990,000
4,000,000	[2]	Bank of Lao, 6.04339%, (3-month USLIBOR +4.350%), 12/29/2019	6/20/2017	4,000,000	4,000,000
6,242,672	[2]	Cote D'Ivoire, Government of, 4.66008%, (3-month USLIBOR +3.000%), 3/21/2018	12/26/2017	6,242,672	6,242,672
5,000,000	[2]	International Islamic Trade Finance Corp—TurkExim Bank, 3.003%, 3/9/2018	6/9/2017	5,000,000	5,005,000
5,000,000	[2]	JSC Partnership, 5.73983%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	5,068,500	5,067,500
5,200,000	[2]	Kenya, Government of, 6.53316%, (6-month USLIBOR +5.000%), 4/18/2019	4/17/2017 - 4/27/2017	5,188,750	5,194,800
5,000,000	[2]	Ministry of Finance Tanzania, 7.03363%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	4,970,000	5,012,500
5,000,000	[2]	Ministry of Finance Zambia, 7.456%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	5,000,000	4,992,500
5,000,000	[2]	National Bank of Egypt, 4.46125%, (6-month USLIBOR +2.750%), 6/4/2018	11/3/2017	5,000,000	5,000,000
6,000,001	[2]	Sri Lanka, Government of, 3.45611%, (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017	5,976,315	5,967,000
2,999,815		Tunisia, Government of, 2.418%, 5/28/2019	11/29/2017 - 12/28/2017	2,999,816	2,999,815
		TOTAL			58,511,787
		Government Guarantee—1.8%
4,375,000	[2]	Trade Bank of Iraq, 4.59814%, (3-month USLIBOR +3.250%), 7/1/2019	12/28/2016 - 9/20/2017	4,375,000	4,372,812
5,000,000	[2]	Turk Exim Bank, 2.60389%, (6-month USLIBOR +1.100%), 3/28/2018	3/30/2017	5,000,000	4,985,000
		TOTAL			9,357,812
		Services - Airlines—0.9%
4,871,795	[2]	Pakistan International Airlines, 4.70213%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	4,823,077	4,857,179
		Services - Building & Construction—3.5%
4,226,109	[2]	CPC II, 6.58788%, (3-month USLIBOR +3.350%), 7/19/2018	4/29/2015 - 10/25/2017	4,226,109	4,219,770
1,805,324	[3,4,5]	CPC International, Inc., 3.3845%, 12/5/2016	6/6/2013 - 3/31/2017	1,805,324	1,805,324
$7,500,000	[2]	IIF, 3.799%, (3-month USLIBOR +2.210%), 6/19/2019	7/10/2014 - 6/16/2016	7,410,000	7,511,250
5,000,000	[2]	Kenya, Government of, 6.76219%, (6-month USLIBOR +5.200%), 4/28/2018	2/24/2016	4,964,673	4,980,000
		TOTAL			18,516,344
		Services - Railroads—1.8%
3,291,451	[2]	Autopistas Urbanas SA (AUSA), 4.91586%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	3,261,307	3,276,640
800,148	[2]	Eastcommtrans II, 6.96206%, (3-month USLIBOR +5.500%), 11/25/2019	8/24/2015	785,743	797,748
5,777,778	[2]	Ethiopian Railway Corp., 5.205%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	5,777,778	5,757,555
		TOTAL			9,831,943
		Services - Support-Services—1.2%
6,355,312	[2]	Airport International Group, 3.367%, (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	5,943,912	6,361,668
		Services - Transportation Excluding Air/Rail—2.5%
6,370,000	[2]	Asyaport, 5.86544%, (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	6,370,000	6,366,815
3,500,000	[2]	Navig8V8, 3.83222%, (3-month USLIBOR +2.650%), 7/26/2018	7/27/2016	3,500,000	3,498,250
3,500,000	[2]	Navig8VL8, 3.83222%, (3-month USLIBOR +2.650%), 7/26/2018	7/27/2016	3,500,000	3,498,250
		TOTAL			13,363,315
		Supranational—3.6%
7,000,000	[2]	Africa Finance Corp., 2.5929%, (3-month USLIBOR +1.200%), 2/2/2018	5/16/2016 - 7/27/2016	6,961,500	6,961,500
5,000,000	[2]	African Export-Import Bank (Afreximbank), 2.93577%, (3-month USLIBOR +1.250%), 5/8/2019	6/28/2017	4,967,500	4,960,000

Principal Amount or Shares			Acquisition Date	Cost	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—continued
$7,500,000	[2]	PTA Bank, 3.65639%, (3-month USLIBOR +2.300%), 10/4/2018	10/11/2016	$7,500,000	$7,488,750
		TOTAL			19,410,250
		Telecommunications - Fixed Line—0.9%
5,000,000	[2]	INT Towers, 6.1514%, (3-month USLIBOR +4.750%), 12/10/2021	6/28/2017	4,967,500	4,960,000
		Utility - Electric - Generation—3.5%
1,690,501	[2]	Adani Power Ltd., 4.99339%, (3-month USLIBOR +3.300%), 6/29/2018	10/10/2013	1,602,256	1,686,275
4,000,000	[2]	Casablanca & Giacote Solar PV Project, 4.24118%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	3,920,000	3,998,000
5,018,237	[2]	Egypt Electric, 6.76878%, (3-month USLIBOR +5.250%), 5/5/2020	12/11/2015 - 8/3/2017	4,982,942	4,988,127
350,000	[2]	Ministry of Finance Angola, 6.955830%, (6-month USLIBOR +5.500%), 3/15/2018	10/19/2015	294,000	346,675
5,625,000	[2]	Ministry of Finance Bangladesh, 6.65211%, (6-month USLIBOR +5.000%), 5/26/2019	1/18/2016	5,596,875	5,616,563
2,000,000	[2]	MOF Angola Soyo, 7.19339%, (3-month USLIBOR +5.500%), 12/30/2019	7/21/2014 - 12/31/2015	1,347,702	1,979,000
		TOTAL			18,614,640
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $477,354,486)			453,705,665
		INVESTMENT COMPANY—9.5%
50,321,832	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[8] (IDENTIFIED COST $50,321,045)			50,316,800
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $537,497,557)			513,853,990
		OTHER ASSETS AND LIABILITIES - NET—3.3%[9]			17,651,012
		TOTAL NET ASSETS—100%			$531,505,002
1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2017, these restricted securities amounted to $456,781,307, which represented 85.9% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Principal amount and interest were not paid upon final maturity.
4	Issuer in default.
5	Non-income-producing security.
6	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	44,470,647
Purchases/Additions	295,494,997
Sales/Reductions	(289,643,812)
Balance of Shares Held 12/31/2017	50,321,832
Value	$50,316,800
Change in Unrealized Appreciation/Depreciation	$(16,083)
Net Realized Gains/(Loss)	$(13,800)
Dividend Income	$553,043
8	7-day net yield.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$3,078,445	$3,078,445
Corporate Bonds	—	6,753,080	—	6,753,080
Trade Finance Agreements	—	—	453,705,665	453,705,665
Investment Company	50,316,800	—	—	50,316,800
TOTAL SECURITIES	$50,316,800	$6,753,080	$456,784,110	$513,853,990
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. Although the majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists, a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists inputs being proprietary and not provided to the Fund, these investments are determined to be level 3 securities and management is not able to provide the unobservable inputs used in determining these valuations, such as yields and credit ratings. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Corporate Bonds	Investments in Trade Finance Agreements	Investments in Foreign Governments/ Agencies
Balance as of March 31, 2017	$4,729,861	$0	$422,423,461	$4,985,000
Accrued discount/premiums	66,072	(3)	1,343,774	—
Realized gain (loss)	31,891	(4,669,810)	(331,234)	—
Change in unrealized appreciation (depreciation)	620	4,674,643	(6,003,740)	—
Purchases	—	—	236,213,176	—
(Sales)	(1,749,999)	(4,830)	(204,924,772)	—
Security type transferred out	—	—	—	(4,985,000)
Security type transferred in	—	—	4,985,000	—
Balance as of December 31, 2017	$3,078,445	$—	$453,705,665	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2017	$4,210	$—	$(5,699,012)	$—
The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018